Security Federal Corporation Condensed Financial Statements (Parent Company Only) (Condensed Balance Sheet Data) (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ASSETS:
Cash	$ 12,536,311	$ 12,705,910	$ 10,319,624	$ 9,374,549
Investment Securities, Available For Sale	414,644,840	386,100,837
Total Assets	963,227,541	912,614,259
LIABILITIES AND SHAREHOLDERS’ EQUITY:
Other Notes Payable, Noncurrent	0	2,362,500
Junior Subordinated Debentures	5,155,000	5,155,000
Senior Convertible Debentures	6,044,000	6,064,000
Stockholders' Equity Attributable to Parent	91,758,005	80,518,433
Total Liabilities and Shareholders' Equity	963,227,541	912,614,259
Parent Company [Member]
ASSETS:
Cash	25,685,744	3,619,418	$ 5,098,959	$ 4,631,554
Investment in Security Federal Statutory Trust	155,000	155,000
Investment In Security Federal Bank	106,947,285	90,359,718
Accounts Receivable And Other Assets	386,889	14,492
Total Assets	133,174,918	94,148,628
LIABILITIES AND SHAREHOLDERS’ EQUITY:
Accounts Payable And Other Liabilities	219,213	49,995
Stockholders' Equity Attributable to Parent	91,756,705	80,517,133
Total Liabilities and Shareholders' Equity	$ 133,174,918	$ 94,148,628